Accrued expenses and other current liabilities (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Accrued expenses and other current liabilities
Fund attributable to institutional funding partners	¥ 46,633,508	$ 6,761,223	¥ 68,931,284
Accrued interest payable of Consolidated Trusts	12,268,000	1,778,693	1,219,993
Professional fee payable	33,280,944	4,825,283	25,874,860
Commission fee payable	182,821,417	26,506,614	81,862,576
Compensation payable to financial institutional cooperators	84,648,141	12,272,827
Transaction cost payable	58,223,896	8,441,671	35,675,881
Insurance fee payable	340,282	49,336	14,360,705
Lease liabilities	11,304,693	1,639,026	12,331,166
Other accrued expenses	46,513,652	6,743,847	28,710,085
Total accrued expenses and other current liabilities	¥ 476,034,533	$ 69,018,520	¥ 268,966,550
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Total accrued expenses and other current liabilities	Total accrued expenses and other current liabilities	Total accrued expenses and other current liabilities